ANNUAL
                                     REPORT

                                December 31, 1998



                                 WARBURG PINCUS
                                CASH RESERVE FUND
                                        o
                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND



More complete information about the funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.


                                     [LOGO]

From time to time, the funds' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Performance data represent past performance and are not a guarantee of future performance. The funds' yields will fluctuate. Each fund seeks to maintain a constant net asset value of $1.00 per share; there can be no assurance that it can do so on a continuing basis. An investment in each fund is neither insured nor guaranteed by the U.S. government.

The views of the funds' management are as of the date of the letters and portfolio holdings described in this document are as of December 31, 1998; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

WARBURG PINCUS CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                February 5, 1999

Dear Shareholder:

  The objective of the Warburg Pincus Cash Reserve Fund is high current income consistent with liquidity and stability of principal.

  The first half of 1998 was a period of relative calm for U.S. financial markets, with equities and bonds both advancing, fueled by steady economic growth and low inflation. The second half of the year saw considerable volatility, however, particularly in the months of August and September, when global financial markets went into a tailspin, buffeted by a host of concerns. The extreme risk aversion that resulted weighed heavily on financial assets, particularly those deemed risky, and only eased after a series of interest-rate cuts by the Federal Reserve finally restored confidence.

  The fund maintained an emphasis on high-quality securities throughout the 12 months, as is its general policy. As of December 31, the fund had net assets of $430.0 million. Its annualized seven-day yield was 4.61% (without waivers and/or reimbursements, the fund's annualized seven-day yield would have been 4.49%), and its seven-day average weighted maturity was 41 days.

  Going forward, the fund will continue to emphasize high-quality securities in an effort to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the fund.

Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus Funds

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                February 5, 1999

Dear Shareholder:

  The objective of the Warburg Pincus New York Tax-Exempt Fund is as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

  Fiscally, New York is in a better position than it has been in years. The state reported a general fund operating surplus of $1.56 billion for fiscal-year 1998, which, combined with previous local government assistance corporation bond issuance, eliminated the accumulated deficit and provided a surplus of $567 million. For the first eight months of fiscal-year 1999, the state's general fund balance exceeded projections by almost $50 million. Current estimates for the fiscal-year-end operating surplus range from $1 billion to $2 billion. Credit concerns, however, remain on the horizon. A large and growing debt burden, tax reductions that still require offsetting expenditure cuts, a heavy dependence on the financial-services sector and a failure to build up reserves during the economic expansion are factors that could negatively impact the state should the nation enter into recession.

  New York City's economy is projected to continue to expand, but at a slower pace in 1999. Job creation has been at a record pace, and the state comptroller is projecting a $1 billion budget surplus in fiscal 1998. Like the state, the city has made substantial strides, but continues to face budgetary hurdles in both its operating and capital plans. Out-year budget gaps, debt service and significant capital needs are ongoing concerns that need to be addressed.

  The fund had net assets of $174.7 million on December 31, 1998. Its seven-day annualized yield as of that date was 3.08% (without waivers and/or reimbursements, the fund's annualized seven-day yield would have been 2.84%). Its seven-day average weighted maturity was 32 days.

  The fund's assets experienced typical monthly cash flows through the reporting period. October, however, was a particularly strong month for the fund, with portfolio assets peaking at $180.7 million vs. $151.2 million on December 31, 1997. In terms of security selection, we emphasized high-quality municipal securities throughout the 12 months. We placed particular emphasis on variable-rate demand notes in the period from October through December, since we found their yields to be very attractive vs. those on other types of securities.

Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus Funds

  A portion of income may be subject to state and city taxes or the federal alternative minimum tax.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS
December 31, 1998
--------------------------------------------------------------------------------

                                                        RATINGS=
    PAR                                               (MOODY'S/S&P)      MATURITY   RATE%      VALUE
    ---                                               -------------      --------   -----      -----
CERTIFICATES OF DEPOSIT (5.8%)
Domestic Certificates of Deposit (5.8%)
$25,000,000   Fleet National Bank
               (Cost $25,000,000)                      (A-1, P-1)        02/08/99   5.220   $ 25,000,000
                                                                                            ------------
COMMERCIAL PAPER (39.5%)
Agricultural Services (2.1%)
  9,000,000   Golden Peanut Co.                        (A-1+, P-1)       02/25/99   4.900      8,932,625
                                                                                            ------------
Asset Backed Securities (5.8%)
 25,000,000   Corporate Asset Funding, Inc.            (A-1+, P-1)       01/12/99   5.150     24,960,660
                                                                                            ------------
Business Credit Institutions (4.6%)
 20,000,000   General Electric Capital Corp.           (A-1+, P-1)       03/16/99   4.940     19,796,911
                                                                                            ------------
Personal Credit Institutions (7.6%)
 13,000,000   Associates Corp. of North America        (A-1+, P-1)       02/25/99   4.950     12,901,687
 20,000,000   Ford Motor Credit Corp.                  (A-1, P-1)        01/28/99   5.040     19,924,400
                                                                                            ------------
                                                                                              32,826,087
                                                                                            ------------
Pharmaceutical Preparations (3.0%)
 13,000,000   Johnson & Johnson                        (A-1+, P-1)       04/20/99   4.750     12,813,035
                                                                                            ------------
Plastic Syth. Resin/Rubber (4.6%)
 20,000,000   Du Pont (E.I.) de Nemours                (A-1+, P-1)       01/13/99   5.000     19,966,666
                                                                                            ------------
Short-Term Business Credit Institutions (8.8%)
 13,000,000   Penney (J.C.) Funding Corp.              (A-1, P-1)        03/12/99   4.900     12,876,139
 25,000,000   Sears Roebuck Acceptance Corp.           (A-2, P-1)        01/27/99   5.100     24,907,917
                                                                                            ------------
                                                                                              37,784,056
                                                                                            ------------
Soaps & Detergent Cleaning (3.0%)
 13,000,000   Procter & Gamble Co.                     (A-1+, P-1)       01/29/99   5.120     12,948,231
                                                                                            ------------
              TOTAL COMMERCIAL PAPER
               (Cost $170,028,271)                                                           170,028,271
                                                                                            ------------
VARIABLE RATE OBLIGATIONS (16.3%)
Asset Backed Securities (1.2%)
  5,000,000   SMM Trust 1998-B +                       (A-1+, P-1)       01/05/99   5.592      5,000,000
                                                                                            ------------
Banks (9.3%)
 20,000,000   Royal Bank of Canada +                   (A-1+, P-1)       01/14/99   5.424     19,990,181
 20,000,000   U.S. National Bank of Oregon +           (A-1, P-1)        01/20/99   5.487     20,000,000
                                                                                            ------------
                                                                                              39,990,181
                                                                                            ------------
Personal Credit Institutions (5.8%)
 25,000,000   General Motors Acceptance Corp. +        (A-1, P-1)        02/26/99   5.160     24,993,572
                                                                                            ------------
              TOTAL VARIABLE RATE OBLIGATIONS
               (Cost $69,983,753)                                                             69,983,753
                                                                                            ------------
AGENCY OGLIBATIONS (31.2%)
 40,000,000   Federal Home Loan Mortgage Corp.         (A-1+, P-1)       02/19/99   5.000     39,727,778
 20,000,000   Federal Home Loan Mortgage Corp.         (A-1+, P-1)       04/09/99   4.850     19,735,944
 75,000,000   Federal National Mortgage Association    (A-1+, P-1)       02/04/99   4.960     74,648,667
                                                                                            ------------
              TOTAL AGENCY OBLIGATIONS
               (Cost $134,112,389)                                                           134,112,389
                                                                                            ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------


    PAR                                                                                        VALUE
    ---                                                                                        -----
SHORT TERM INVESTMENT (9.2%)
$39,500,000   Repurchase agreement with Morgan
               Stanley &
              Co., dated 12/31/98 at 5.400% to be
              repurchased on 01/04/99 at
               $39,524,007.
              (Collateralized by $37,145,000 U.S.
               Treasury
              Note at 8.000%, due 05/15/01 with a
               market
              value of $39,916,017 and $5,000 U.S.
              Treasury Bill due 08/19/99 with a
               market value
              of $4,853.) (Cost $39,500,000)                                                $ 39,500,000
                                                                                            ------------
 TOTAL INVESTMENTS AT VALUE (102.0%) (Cost $438,624,413*)                                    438,624,413
LIABILITIES IN EXCESS OF OTHER ASSETS (2.0%)                                                  (8,646,431)
                                                                                            ------------
NET ASSETS (100.0%) (applicable to 430,126,853 shares)                                      $429,977,982
                                                                                            ============
NET ASSET VALUE, offering and redemption price per share
 ($429,977,982 divided by 430,126,853)                                                      $       1.00
                                                                                            ============

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
--------------------------------------------------------------------------------
= Credit ratings given by Moody's Investor's Service, Inc. and Standard & Poor's
  Ratings Services are unaudited.
+ The interest rate shown is as of December 31, 1998 and the maturity date is the next interest readjustment date.
* Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  MATURITY SCHEDULE
       (DAYS)                PAR          PERCENTAGE OF PORTFOLIO
  -----------------      ------------     ------------------------
                                                     (CUMULATIVE)

                  1-7    $ 44,500,000       10.1%         10.1%
                 8-14      65,000,000       14.8          24.9
                15-30      78,000,000       17.7          42.6
                31-60     187,000,000       42.4          85.0
                61-90      33,000,000        7.5          92.5
               91-120      33,000,000        7.5         100.0
              121-150               0        0.0         100.0
             Over 150               0        0.0         100.0
                         ------------      -----
                         $440,500,000      100.0%
                         ============      =====

           Average Weighted Maturity -- 38.78 days

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS
December 31, 1998
--------------------------------------------------------------------------------

                                                             RATINGS=
   PAR                                                    (MOODY'S/S&P)    MATURITY   RATE%      VALUE
   ---                                                    -------------    --------   -----      -----
MUNICIPAL BONDS (99.8%)
NEW YORK (99.6%)
$1,055,000   Auburn IDA Revenue Bond Series 1997 (Fat
              Tire, LLC Project) (Key Bank N.A. LOC)
              VRDN+                                       (NR, NR)         01/07/99   4.200   $  1,055,000
 2,400,000   Babylon, New York IDA Resource Recovery
              Series 1998 (Ogden Martin Project)
              (Financial Service Assurance LOC) VRDN+     (A-1+, VMIG-1)   01/07/99   3.800      2,400,000
 1,000,000   Chautauqua County IDA Series 1985 (The Red
              Wing Co., Inc.) (Wachovia Bank of GA LOC)
              VRDN+                                       (NR, NR)         01/07/99   3.500      1,000,000
 1,740,000   Erie County, New York IDA VRDN+              (A-1, NR)        01/07/99   4.200      1,740,000
 2,560,000   Kenmore -- Town of Tonawanda, New York
              (Union Free School District) BAN            (NR, NR)         05/06/99   4.125      2,563,165
 2,330,000   Lancaster, IDA Revenue Bond (1997
              Jiffy-Tite Co., Inc. Project) (Key Bank
              N.A. LOC) VRDN+                             (NR, NR)         01/07/99   4.200      2,330,000
 2,600,000   Long Island Power Authority Electric
              System Subordinated Revenue Bond
              (Morgan Guaranty LOC) VRDN+                 (A-1+, VMIG-1)   01/01/99   4.850      2,600,000
 1,100,000   Long Island, New York Power Authority/
              (Bayerische Landesbank Girozentrale LOC)
              VRDN+                                       (A-1+, VMIG-1)   01/07/99   3.800      1,100,000
 5,000,000   Metropolitan Transportation Authority
              Series 1998A (ABN-AMRO Bank NV LOC) BAN     (A-1+, P-1)      02/09/99   3.100      5,000,000
 4,500,000   Metropolitan Transportation Authority
              Transit Facilities Revenue Bond, Series
              1998 C (ABN-AMRO Bank NV LOC) VRDN+         (A-1+, P-1)      01/07/99   4.150      4,500,000
 1,000,000   Monroe County IDA Revenue Bond Series 1984
              (Electronic Navigational Industries Inc.
              Facilities)                                 (NR, NR)         07/01/99   3.750      1,000,000
 1,535,000   Monroe County, New York IDA Series A
              (Collegiate Housing Foundation) (First
              Union National Bank of North Carolina
              LOC) VRDN+                                  (NR, VMIG-1)     01/07/99   4.000      1,535,000
 1,220,000   Monroe County, New York IDA Series B
              (JMT Properties) VRDN+                      (NR, P-1)        01/07/99   4.500      1,220,000
 1,400,000   Montgomery Town IDA (Industrial Bank of
              Japan LOC) VRDN+                            (A-1+, NR)       01/15/99   3.500      1,400,000
 5,700,000   Municipal Acceptance Corp. for City of New
              York,
              New York (National Westminster LOC) VRDN+   (NR, VMIG-1)     01/07/99   4.100      5,700,000
 1,000,000   New York City Eagle Tax Exempt
              (Escrowed to Maturity in U.S. Treasuries)
              VRDN+                                       (NR, VMIG-1)     01/07/99   4.100      1,000,000
 1,200,000   New York City General Obligation
              (FGIC Insurance LOC) VRDN+                  (A-1+, VMIG-1)   01/07/99   4.050      1,200,000
 3,000,000   New York City General Obligation
              (Mitsubishi Bank LOC) VRDN+                 (A-1+, VMIG-1)   01/07/99   3.900      3,000,000
   900,000   New York City General Obligation
              (Union Bank of Switzerland LOC) VRDN+       (A-1+, VMIG-1)   01/04/99   5.000        900,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

                                                             RATINGS=
   PAR                                                    (MOODY'S/S&P)    MATURITY   RATE%      VALUE
   ---                                                    -------------    --------   -----      -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (CONT'D)
$1,000,000   New York City General Obligation Series
              1992 B VRDN+                                (A-1+, VMIG-1)   01/01/99   5.000   $  1,000,000
 5,500,000   New York City General Obligation Series
              1994 H-3 (Financial Service Assurance
              LOC)                                        (A-1+, VMIG-1)   02/01/99   3.350      5,500,000
 2,800,000   New York City General Obligation Series
              1994 H-3 (Financial Service Assurance
              LOC)                                        (A-1+, VMIG-1)   02/09/99   3.100      2,800,000
 2,800,000   New York City General Obligation Series
              1994 H-3 (FInancial Service Assurance
              LOC)                                        (A-1+, VMIG-1)   02/10/99   3.000      2,800,000
 5,000,000   New York City General Obligation Series
              1994 H-4 (AMBAC Insurance LOC)              (A-1+, VMIG-1)   02/19/99   3.300      5,000,000
 4,000,000   New York City General Obligation Series
              1994 H-4 (AMBAC Insurance LOC)              (A-1+, VMIG-1)   02/10/99   3.100      4,000,000
 2,000,000   New York City General Obligation Series
              1994 H-5 (Landesbank Hessen-Thuringen
              Girozentrale LOC)                           (A-1+, VMIG-1)   02/25/99   2.900      2,000,000
 2,000,000   New York City General Obligation Series
              1995 B-8 (Mitsubishi Bank LOC) VRDN+        (A-1+, VMIG-1)   01/07/99   3.900      2,000,000
 1,000,000   New York City General Obligation Series
              1995 F-4 (Hessen LOC) VRDN+                 (A-1+, VMIG-1)   01/07/99   4.000      1,000,000
 4,200,000   New York City General Obligation Fiscal
              Series 1995 F-3 (Industrial Bank of Japan
              LOC) VRDN+                                  (A-1+, VMIG-1)   01/07/99   4.050      4,200,000
   200,000   New York City General Obligation Fiscal
              Series 1995 F-7 (Union Bank of
              Switzerland LOC) VRDN+                      (A-1+, VMIG-1)   01/07/99   4.100        200,000
 2,100,000   New York City General Obligation Series
              H-3 (Financial Service Assurance LOC)       (A-1+, VMIG-1)   02/11/99   2.900      2,100,000
 3,000,000   New York City General Obligation Series
              J-2 (Commerzbank LOC)                       (A-1+, VMIG-1)   01/07/99   3.050      3,000,000
 1,000,000   New York City Health & Hospitals Health
              System Revenue Bond, Series 1997 A
              (Morgan Guaranty LOC) VRDN+                 (A-1+, VMIG-1)   01/07/99   3.900      1,000,000
 1,200,000   New York City Health & Hospitals Health
              System Revenue Bond, Series 1997 C
              (Toronto-Dominion Bank LOC) VRDN+           (A-1+, VMIG-1)   01/07/99   3.950      1,200,000
   200,000   New York City Housing Development Corp.
              Multi-Housing Revenue Bond Series 1997 A
              (Columbus Green) (Federal National
              Mortgage Association) VRDN+                 (A-1+, NR)       01/07/99   3.750        200,000
 1,200,000   New York City Housing Development Corp.
              Multi-Family Mortgage Revenue Bond Series
              1989 A (Queenswood Apartments) (National
              City Bank of Cleveland LOC) VRDN+           (NR, VMIG-1)     01/07/99   4.000      1,200,000
   700,000   New York City Housing Development Corp.
              Multi-Family Mortgage Revenue Bond Series
              1993 A, (Columbus Gardens Project)
              (Citibank LOC) VRDN+                        (A-1+, NR)       01/07/99   4.000        700,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

                                                             RATINGS=
   PAR                                                    (MOODY'S/S&P)    MATURITY   RATE%      VALUE
   ---                                                    -------------    --------   -----      -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (CONT'D)
$1,800,000   New York City Housing Development Corp.
              Multi-Family Rental Housing Revenue Bond
              Series 1997 A (Monterey) VRDN+              (A-1+, NR)       01/07/99   3.800   $  1,800,000
 1,600,000   New York City Municipal Water & Finance
              Authority Water and Sewer System Revenue
              Bond Series 1995 A VRDN+                    (A-1+, VMIG-1)   01/01/99   5.200      1,600,000
 5,500,000   New York City, New York Transitional
              Finance Authority Future Tax Revenue Bond
              Series A (Banc One Funding Corp. LOC)
              VRDN+                                       (A-1+, NR)       01/07/99   4.150      5,500,000
 3,600,000   New York Housing Development Corp.
              Multi-family Rental Housing Revenue Bond
              Related F--(Carnegie Park), (Federal
              National Mortgage Association LOC) VRDN+    (A-1+, NR)       01/07/99   3.750      3,600,000
 1,100,000   New York Local Government Assistance Bond
              (Toronto Dominion LOC) VRDN+                (A-1+, VMIG-1)   01/07/99   3.800      1,100,000
   500,000   New York Local Government Assistance Corp.
              (Societe Generale LOC) VRDN+                (A-1+, VMIG-1)   01/07/99   4.100        500,000
 2,000,000   New York Metropolitan Authority Series
              1998 A (ABN - AMRO Bank NV LOC)             (A-1+, P-1)      02/11/99   3.050      2,000,000
 1,000,000   New York State Dormitory Authority
              Metropolitan Museum of Art Revenue Bond
              Series 1993 B VRDN+                         (A-1+, VMIG-1)   01/07/99   3.850      1,000,000
 1,100,000   New York State Dormitory Authority Revenue
              Bond Series 1992 B (New York Public
              Library) (Canadian Imperial Bank of
              Commerce LOC) VRDN+                         (A-1+, VMIG-1)   01/07/99   3.800      1,100,000
 3,440,000   New York State Dormitory Authority Revenue
              Bond (Beverwyck Inc.) (Banque Paribas
              LOC) VRDN+                                  (A-1, VMIG-1)    01/07/99   3.900      3,440,000
 1,000,000   New York State Dormitory Authority Revenue
              Bond (Rockefeller University)               (A-1+, VMIG-1)   01/07/99   3.900      1,000,000
 1,400,000   New York State Energy Research &
              Development Authority Electric Facilities
              Revenue Bond Series 1995 A (Long Island
              Lighting Co. Project) (Union B) VRDN+       (NR, VMIG-1)     01/07/99   4.100      1,400,000
 5,000,000   New York State Energy Research &
              Development Authority New York State
              Electric & Gas Series
              1985 A (LOC Morgan Guaranty)                (A-1+, NR)       03/15/99   3.580      5,000,000
 4,500,000   New York State Energy Research &
              Development Authority Pollution Control
              Revenue Bond (Deutshe Bank LOC)             (NR, VMIG-1)     03/01/99   3.580      4,500,000
 1,500,000   New York State Energy Research &
              Development Authority Pollution Control
              Revenue Refunding Bond Series 1985 A
              (Central Hudson Gas & Electric) VRDN+       (NR, P-1)        01/07/99   4.000      1,500,000
   200,000   New York State Energy Research &
              Development Authority Pollution Control
              Revenue Bond Series 1987 B (Niagara
              Mohawk Power) (Morgan Guaranty LOC) VRDN+   (A-1+, NR)       01/01/99   5.250        200,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

                                                             RATINGS=
   PAR                                                    (MOODY'S/S&P)    MATURITY   RATE%      VALUE
   ---                                                    -------------    --------   -----      -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (CONT'D)

$1,100,000   New York State Energy Research &
              Development Authority Pollution Control
              Revenue Bond Series A (Niagara Mohawk
              Power) VRDN+                                (A-1+, NR)       01/01/99   5.200   $  1,100,000
   620,000   New York State Energy Research &
              Development Gas Facilities Revenue Bond
              (The Brooklyn Union Gas Co. Project)
              (MBIA Insurance LOC) VRDN+                  (A-1+, VMIG-1)   01/07/99   4.000        620,000
 2,400,000   New York State Housing Finance Agency
              Series A (Mount Sinai School of Medicine)
              (Sanwa Bank LOC) VRDN+                      (NR, VMIG-1)     01/07/99   3.700      2,400,000
   470,000   New York State Job Development Authority
              Special Purpose Bond Series 1984 G1 to
              G55 (Sumitomo Bank LOC) VRDN+               (A-1+, VMIG-1)   01/04/99   3.150        470,000
 2,125,000   New York State Job Development Authority
              Special Purpose Bond Series 1986 A1 to
              A14 (Sumitomo Bank LOC) VRDN+               (A-1+, VMIG-1)   01/30/99   3.250      2,125,000
   695,000   New York State Job Development Authority
              Special Purpose Bond Series C (Sumitomo
              Bank LOC) VRDN+                             (A-1+, VMIG-1)   01/30/99   3.250        695,000
   180,000   New York State Job Development Authority
              State Guaranteed Special Purpose Bond
              Series 1984 C (Sumitomo Bank LOC) VRDN+     (A-1+, VMIG-1)   01/04/99   3.150        180,000
    75,000   New York State Job Development Authority
              State Guaranteed Special Purpose Bond
              Series 1984 F (Sumitomo Bank LOC) VRDN+     (A-1+, VMIG-1)   01/04/99   3.150         75,000
   495,000   New York State Job Development Authority
              State Guaranteed Special Purpose Bond
              Series 1984 H (Sumitomo Bank LOC) VRDN+     (A-1+, VMIG-1)   01/04/99   3.150        495,000
 2,000,000   New York State Power Authority VRDN+         (A-1, VMIG-1)    03/01/99   3.450      2,000,000
 2,300,000   New York State Power Authority VRDN+         (A-1, P-1)       03/08/99   3.100      2,300,000
 5,000,000   New York State Power Authority VRDN+         (A-1, P-1)       03/25/99   3.050      5,000,000
10,300,000   Niagara County IDA Solid Waste Disposal
              Facility Revenue Bond (American Ref-Fuel
              Co. of Niagara) (Wachovia LOC) VRDN+        (A-1+, P-1)      01/07/99   4.100     10,300,000
 1,255,000   North Greenbush, New York BAN                (NR, NR)         10/01/99   3.800      1,257,262
 3,000,000   Oneonta City Of, City School District
              Otsego County, New York Series 1998 RAN     (NR, NR)         06/18/99   4.000      3,003,314
 1,500,000   Onondaga County IDA Revenue Bond Series
              1998 (Plainville Turkey Farm, Inc.
              Project) (Key Corp. Bank N.A. LOC) VRDN+    (NR, NR)         01/07/99   4.200      1,500,000
 4,100,000   Oswego, County Of, IDA Revenue Bond
              (Crysteel Manufacturing, Inc. Project)
              (Key Corp. Bank N.A. LOC) VRDN+             (NR, NR)         01/01/99   4.200      4,100,000
 3,800,000   Penfield Perinton New York Fire District     (NR, NR)         05/07/99   4.125      3,804,044
 3,700,000   Port Authority of New York & New Jersey
              Versatile Structure Obligations VRDN+       (A-1+, VMIG-1)   01/01/99   5.100      3,700,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

                                                             RATINGS=
   PAR                                                    (MOODY'S/S&P)    MATURITY   RATE%      VALUE
   ---                                                    -------------    --------   -----      -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (CONT'D)

$1,000,000   St. Lawrence County IDA Environmental
              Facilities Revenue Bond Series 1998 A
              (Aluminum Co. of America Project) VRDN+     (A-1, NR)        01/07/99   3.950   $  1,000,000
 1,200,000   St. Lawrence County IDA Environmental
              Improvement Revenue Bond (Reynolds Metals
              Co.) (Royal Bank of Canada LOC) VRDN+       (A-1+, VMIG-1)   01/07/99   3.850      1,200,000
   500,000   State of New York Power Authority
              Adjustable Tender Notes                     (A-1, VMIG-1)    03/01/99   3.450        500,000
 5,000,000   Suffolk County, New York IDA Series 1998 A
              (Episcopal Health Services) (Banque
              Paribas LOC) VRDN+                          (A-1, VMIG-1)    01/07/99   4.000      5,000,000
 1,000,000   Syracuse IDA Civic Facility Revenue Bond
              (Morgan Guaranty LOC) VRDN+                 (A-1+, VMIG-1)   01/01/99   5.000      1,000,000
 1,600,000   Town of Babylon IDA Series 1994 (J.
              D'addario & Co., Inc. Project) (National
              Westminster LOC) VRDN+                      (NR, VMIG-1)     01/07/99   3.850      1,600,000
 2,200,000   Ulster County IDA Revenue Bond Series 1998
              A (Viking Industries, Inc. Project) (Key
              Corp. Bank N.A. LOC) VRDN+                  (NR, NR)         01/07/99   4.200      2,200,000
                                                                                              ------------
             TOTAL NEW YORK (Cost $174,007,785)                                                174,007,785
                                                                                              ------------
PUERTO RICO (0.2%)
   400,000   Puerto Rico Highway and Transportation
              Authority Series 1993 X (Multiple Credit
              Enhancements LOC) VRDN+ (Cost $400,000)     (A-1+, VMIG-1)   01/07/99   3.600        400,000
                                                                                              ------------
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $174,407,785*)                                        174,407,785
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                       335,398
                                                                                              ------------
NET ASSETS (100.0%) (applicable to 174,756,302 shares)                                        $174,743,183
                                                                                              ============
NET ASSET VALUE, offering and redemption price per share
($174,743,183 divided by 174,756,302)                                                         $       1.00
                                                                                              ============

                            INVESTMENT ABBREVIATIONS

                       BAN   =  Bond Anticipation Note
                       IDA   =  Industrial Development Agency
                       NR    =  Not Rated
                       RAN   =  Revenue Anticipation Note
                       VRDN  =  Variable Rate Demand Note

--------------------------------------------------------------------------------
= Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's
  Ratings Services are unaudited.
+ The interest rate shown is the rate as of December 31, 1998 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
* Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
MATURITY SCHEDULE OF PORTFOLIO
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  MATURITY SCHEDULE
       (DAYS)                PAR        PERCENTAGE OF PORTFOLIO
  -----------------      ------------   ------------------------
                                                   (CUMULATIVE)

                  1-7    $108,060,000     62.0%         62.0%
                 8-14               0      0.0          62.0
                15-30       4,220,000      2.4          64.4
                31-60      38,200,000     21.9          86.3
                61-90      12,300,000      7.1          93.4
               91-120               0      0.0          93.4
              121-150       6,360,000      3.6          97.0
             Over 150       5,255,000      3.0         100.0
                         ------------    -----
                         $174,395,000    100.0%
                         ============    =====

           Average Weighted Maturity -- 30.23 days


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                              CASH RESERVE       NEW YORK
                                                                  FUND       TAX EXEMPT FUND
                                                              ------------   ---------------
INTEREST INCOME                                               $28,829,863      $ 5,377,726
                                                              -----------      -----------
EXPENSES:
   Investment advisory                                          2,596,108          788,347
   Sub-investment advisory and administration                     519,004          157,551
   Audit                                                           22,150           22,150
   Custodian                                                       81,589           24,193
   Directors                                                       25,451           24,619
   Insurance                                                        9,689            2,616
   Legal                                                           25,540           19,634
   Printing                                                        25,080            6,119
   Registration                                                    44,729           24,467
   Transfer agent                                                 109,802           13,280
   Miscellaneous                                                    5,532            3,931
                                                              -----------      -----------
                                                                3,464,674        1,086,907
   Less fees waived, expenses reimbursed and transfer agent
     fee offsets                                                 (610,150)        (220,378)
                                                              -----------      -----------
     Total expenses                                             2,854,524          866,529
                                                              -----------      -----------
       Net investment income                                   25,975,339        4,511,197
                                                              -----------      -----------
NET REALIZED LOSS FROM INVESTMENTS
   Net realized loss from security transactions                  (128,038)               0
                                                              -----------      -----------
       Net increase in net assets resulting from operations   $25,847,301      $ 4,511,197
                                                              ===========      ===========

                See Accompanying Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                CASH RESERVE FUND
                                            ---------------------------------------------------------
                                                 FOR THE           FOR THE TEN           FOR THE
                                               YEAR ENDED         MONTHS ENDED         YEAR ENDED
                                            DECEMBER 31, 1998   DECEMBER 31, 1997   FEBRUARY 28, 1997
                                            -----------------   -----------------   -----------------
FROM OPERATIONS:
   Net investment income                     $   25,975,339      $   20,526,496      $   21,525,922
   Net realized loss from security
     transactions                                  (128,038)            (17,990)             (2,226)
                                             --------------      --------------      --------------
     Net increase in net assets resulting
       from operations                           25,847,301          20,508,506          21,523,696
                                             --------------      --------------      --------------
FROM DISTRIBUTIONS:
   Dividends from net investment income         (25,975,339)        (20,526,496)        (21,525,922)
                                             --------------      --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS (AT $1 PER
SHARE):
   Proceeds from sale of shares               2,813,181,462       2,356,390,501       2,207,941,180
   Reinvested dividends                          17,073,030          13,364,994          14,490,731
   Net asset value of shares redeemed        (2,872,823,033)     (2,313,798,174)     (2,189,302,165)
                                             --------------      --------------      --------------
     Net increase (decrease) in net assets
       from capital share transactions          (42,568,541)         55,957,321          33,129,746
                                             --------------      --------------      --------------
     Net increase (decrease) in net assets      (42,696,579)         55,939,331          33,127,520
NET ASSETS:
   Beginning of period                          472,674,561         416,735,230         383,607,710
                                             --------------      --------------      --------------
   End of period                             $  429,977,982      $  472,674,561      $  416,735,230
                                             ==============      ==============      ==============

--------------------------------------------------------------------------------

                                                                            NEW YORK TAX EXEMPT FUND
                                                      -----------------------------------------------------------------
                                                         FOR THE               FOR THE TEN               FOR THE
                                                       YEAR ENDED             MONTHS ENDED             YEAR ENDED
                                                      DECEMBER 31, 1998       DECEMBER 31, 1997       FEBRUARY 28, 1997
                                                      -----------------       -----------------       -----------------


FROM OPERATIONS:
   Net investment income                                $  4,511,197            $  3,673,641            $  3,306,940
   Net realized loss from security
     transactions                                                  0                       0                       0
                                                        ------------            ------------            ------------
     Net increase in net assets resulting
       from operations                                     4,511,197               3,673,641               3,306,940
                                                        ------------            ------------            ------------
FROM DISTRIBUTIONS:
   Dividends from net investment income                   (4,511,197)             (3,673,641)             (3,306,940)
                                                        ------------            ------------            ------------
FROM CAPITAL SHARE TRANSACTIONS (AT $1 PER
SHARE):
   Proceeds from sale of shares                          430,856,437             347,174,918             375,730,772
   Reinvested dividends                                    2,192,770               1,663,509               1,179,911
   Net asset value of shares redeemed                   (409,478,827)           (321,856,450)           (349,303,606)
                                                        ------------            ------------            ------------
     Net increase (decrease) in net assets
       from capital share transactions                    23,570,380              26,981,977              27,607,077
                                                        ------------            ------------            ------------
     Net increase (decrease) in net assets                23,570,380              26,981,977              27,607,077
NET ASSETS:
   Beginning of period                                   151,172,803             124,190,826              96,583,749
                                                        ------------            ------------            ------------
   End of period                                        $174,743,183            $151,172,803            $124,190,826
                                                        ============            ============            ============


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                   FOR THE           FOR THE TEN
                                                                 YEAR ENDED         MONTHS ENDED
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
PERIOD ENDED:                                                 -----------------   -----------------
PER-SHARE DATA
   Net asset value, beginning of period:                          $   1.00            $   1.00
                                                                  --------            --------
INVESTMENT ACTIVITIES:
     Net investment income                                          0.0499              0.0428
                                                                  --------            --------
DISTRIBUTIONS:
     From net investment income                                    (0.0499)            (0.0428)
                                                                  --------            --------
NET ASSET VALUE, END OF PERIOD                                    $   1.00            $   1.00
                                                                  ========            ========
Total Return                                                          5.12%               4.28%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                          $429,978            $472,675
   Ratio of expenses to average net assets                             .56%(1)             .55%(1,2)
   Ratio of net income to average net assets                          5.00%               5.11%(2)
   Decrease reflected in above operating expense ratios due
     to waivers/reimbursements                                         .12%                .12%(2)

--------------------------------------------------------------------------------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .01%, .00%, .00% and .01% for the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55%, .55%, .55% and .55% for the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.

(2)  Annualized.

(3)  Non annualized.


                                                    --------------------------------------------------------------------------------


                                                                          FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                                    --------------------------------------------------------------------------------
PERIOD ENDED:                                                    1997               1996               1995               1994
                                                               --------           --------           --------           --------
PER-SHARE DATA
   Net asset value, beginning of period:                       $   1.00           $   1.00           $   1.00           $   1.00
                                                               --------           --------           --------           --------
INVESTMENT ACTIVITIES:
     Net investment income                                       0.0492             0.0543             0.0426             0.0273
                                                               --------           --------           --------           --------
DISTRIBUTIONS:
     From net investment income                                 (0.0492)           (0.0543)           (0.0426)           (0.0273)
                                                               --------           --------           --------           --------
NET ASSET VALUE, END OF PERIOD                                 $   1.00           $   1.00           $   1.00           $   1.00
                                                               ========           ========           ========           ========
Total Return                                                       5.03%              5.57%              4.35%              2.76%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                       $416,735           $383,607           $403,211           $277,557
   Ratio of expenses to average net assets                          .55%(1)            .56%(1)            .55%               .54%
   Ratio of net income to average net assets                       4.93%              5.43%              4.41%              2.73%
   Decrease reflected in above operating expense ratios due
     to waivers/reimbursements                                      .14%               .16%               .19%               .13%

--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                   FOR THE           FOR THE TEN
                                                                 YEAR ENDED         MONTHS ENDED
                                                              DECEMBER 31, 1998   DECEMBER 31, 1997
PERIOD ENDED:                                                 -----------------   -----------------
PER-SHARE DATA
   Net asset value, beginning of period:                          $   1.00            $   1.00
                                                                  --------            --------
INVESTMENT ACTIVITIES:
     Net investment income                                          0.0287              0.0261
                                                                  --------            --------
DISTRIBUTIONS:
     From net investment income                                    (0.0287)            (0.0261)
                                                                  --------            --------
NET ASSET VALUE, END OF PERIOD                                    $   1.00            $   1.00
                                                                  ========            ========
Total Return                                                          2.92%               2.64%(3)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                          $174,743            $151,173
   Ratios of expenses to average net assets                            .55%(1)             .55%(1,2)
   Ratio of net income to average net assets                          2.86%               3.12%(2)
   Decrease reflected in above operating expense ratios due
     to waivers/reimbursements                                         .14%                .12%(2)

--------------------------------------------------------------------------------

(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .00%, .00%, 00%, and .01% for the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55%, .55%, .55%, and .55% for the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.

(2)  Annualized.

(3)  Non annualized.

                                                             -----------------------------------------------------------------------

                                                                              FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                                             ----------------------------------------------------------
PERIOD ENDED:                                                     1997            1996            1995            1994
                                                                --------         -------         -------         -------
PER-SHARE DATA
   Net asset value, beginning of period:                        $   1.00         $  1.00         $  1.00         $  1.00
                                                                --------         -------         -------         -------
INVESTMENT ACTIVITIES:
     Net investment income                                        0.0288          0.0326          0.0246          0.0175
                                                                --------         -------         -------         -------
DISTRIBUTIONS:
     From net investment income                                  (0.0288)        (0.0326)        (0.0246)        (0.0175)
                                                                --------         -------         -------         -------
NET ASSET VALUE, END OF PERIOD                                  $   1.00         $  1.00         $  1.00         $  1.00
                                                                ========         =======         =======         =======
Total Return                                                        2.92%           3.31%           2.48%           1.77%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                        $124,191         $96,584         $77,111         $65,984
   Ratios of expenses to average net assets                          .55%(1)         .56%(1)         .55%            .54%
   Ratio of net income to average net assets                        2.88%           3.24%           2.46%           1.75%
   Decrease reflected in above operating expense ratios due
     to waivers/reimbursements                                       .17%            .27%            .27%            .19%

--------------------------------------------------------------------------------
        See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

  The Warburg Pincus Cash Reserve Fund and the Warburg Pincus New York Tax Exempt Fund are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified and non-diversified, open-end management investment companies, respectively.

  Investment objectives for each fund are as follows: the Cash Reserve Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; the New York Tax Exempt Fund is designed to provide investors with as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

  Certain New York state and New York City municipal obligations in the New York Tax Exempt Fund may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

  The net asset value of each fund is determined as of noon and the close of regular trading on the New York Stock Exchange. Each fund's investments are valued under the amortized cost method, which approximates market value. Amortized cost involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

  Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

  Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, are declared and paid annually, although the Cash Reserve Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

  No provision is made for federal taxes as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  Each fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund acquires an underlying security subject to an obligation of the seller to repurchase. The collateral is in the fund's possession through its custodian. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterparty to the agreement, retention of the collateral may be subject to legal proceedings.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended December 31, 1998, each Fund received credits or reimbursements under this arrangement as follows:

FUND                                                            AMOUNT
----                                                            -------
Cash Reserve                                                    $15,554
New York Tax Exempt                                               4,911

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

  Warburg Pincus Asset Management, Inc. ("Warburg"), which is indirectly controlled by Warburg, Pincus & Co., serves as each fund's investment adviser. For its investment advisory services, Warburg receives a fee calculated at an annual rate of .25% of each fund's average daily net assets. For the year ended December 31, 1998, investment advisory fees and voluntary waivers were as follows:

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
   DISTRIBUTOR -- (CONT'D)

                                                    GROSS                       NET
FUND                                             ADVISORY FEE    WAIVER     ADVISORY FEE
----                                             ------------   ---------   ------------
Cash Reserve                                      $1,297,511    $(237,838)   $1,059,673
New York Tax Exempt                                  393,877      (86,187)      307,690

  BlackRock Institutional Management Corporation ("BIMC"), formerly PNC Institutional Management Corporation, a wholly owned subsidiary of PNC Bank, N.A., serves as each fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, BIMC receives a fee calculated at an annual rate of .25% of each fund's average daily net assets. For the year ended December 31, 1998, sub-investment advisory and administration fees and voluntary waivers were as follows:

                                        GROSS SUB-ADVISORY                 NET SUB-ADVISORY
                                               AND                               AND
FUND                                    ADMINISTRATION FEE     WAIVER     ADMINISTRATION FEE
----                                   --------------------   ---------   ------------------
Cash Reserve                                $1,298,597        $(356,758)       $941,839
New York Tax Exempt                            394,470         (129,280)        265,190

  Counsellors Funds Service, Inc. ("CFSI"), a wholly owned subsidiary of Warburg, serves as each fund's co-administrator. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets. For the year ended December 31, 1998, administrative services fees earned by CFSI were as follows:

FUND                                                       CO-ADMINISTRATION FEE
----                                                       ---------------------
Cash Reserve                                                     $519,004
New York Tax Exempt                                               157,551

  Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Warburg, serves as each fund's distributor. No compensation is payable by the funds to CSI for distribution services.

3. CAPITAL SHARE TRANSACTIONS

  Each fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. Neither fund currently offers Advisor Shares.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

  Transactions in shares of each fund were as follows:

                                                   CASH RESERVE FUND                            NEW YORK TAX EXEMPT FUND
                                    ------------------------------------------------   ------------------------------------------
                                                        FOR THE                                         FOR THE
                                       FOR THE         TEN MONTHS        FOR THE         FOR THE       TEN MONTHS      FOR THE
                                      YEAR ENDED         ENDED          YEAR ENDED      YEAR ENDED       ENDED        YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,     FEBRUARY 28,    DECEMBER 31,   DECEMBER 31,   FEBRUARY 28,
                                         1998             1997             1997            1998           1997           1997
                                    --------------   --------------   --------------   ------------   ------------   ------------
Shares sold                         2,813,181,431    2,356,390,501     2,207,941,180   430,856,437    347,174,918     375,730,772
Shares issued to shareholders on
 reinvestment of dividends             17,073,030       13,364,994        14,490,731     2,192,770      1,663,509       1,179,911
Shares redeemed                     (2,872,823,033)  (2,313,798,174)  (2,189,302,165)  (409,478,828)  (321,856,449)  (349,303,606)
                                    --------------   --------------   --------------   ------------   ------------   ------------
Net increase (decrease) in shares
 outstanding                          (42,568,572)      55,957,321        33,129,746    23,570,379     26,981,978      27,607,077
                                    ==============   ==============   ==============   ============   ============   ============

4. LIABILITIES

  At December 31, 1998 the funds had the following affiliated and investment related liabilities:

                                                                                NEW YORK
                                                         CASH RESERVE FUND   TAX EXEMPT FUND
                                                         -----------------   ---------------
Dividends payable                                            $627,866           $174,103
Investment advisory fee payable                                82,499             26,994
Administration services fee payable                            42,552             14,773

5. NET ASSETS

  At December 31, 1998, capital contributions and accumulated net realized loss from security transactions have been adjusted for permanent book/tax differences. The New York Tax Exempt Fund reclassified $4,026 from accumulated net realized loss from security transactions to capital contributions.

  Net Assets at December 31, 1998, consisted of the following:

                                                                                NEW YORK
                                                         CASH RESERVE FUND   TAX EXEMPT FUND
                                                         -----------------   ---------------
Capital contributed, net                                   $430,126,672       $174,747,460
Accumulated net realized loss from security
 transactions                                                  (148,690)            (4,277)
                                                           ------------       ------------
Net assets                                                 $429,977,982       $174,743,183
                                                           ============       ============

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1998
--------------------------------------------------------------------------------

6. CAPITAL LOSS CARRYOVER

  For the year ended December 31, 1998, the Cash Reserve Fund and the New York Tax Exempt Fund have capital loss carryovers of $148,690 and $4,277, respectively, to offset possible future capital gains of each fund. These carryovers expire as follows:

FUND                                                          YEAR   AMOUNT
----                                                          ----   -------
Cash Reserve                                                  2004   $ 2,662
                                                              2005    17,990
                                                              2006   128,038
New York Tax Exempt
                                                              2000     4,089
                                                              2002       188

WARBURG PINCUS CASH RESERVE FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of WARBURG, PINCUS CASH RESERVE FUND, INC. AND
WARBURG, PINCUS NEW YORK TAX EXEMPT FUND, INC.:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Warburg, Pincus Cash Reserve Fund, Inc. and Warburg, Pincus New York Tax Exempt Fund, Inc. (the "Funds") at December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the three years (or periods) in the period then ended, and their financial highlights for each of the years (or periods) presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 5, 1999

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]





                                     [LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) o www.warburg.com


COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           WPMMF-2-1298